Shareholder Fees - FidelitySAIUSMomentumIndexFund-PRO	Sep. 28, 2024 USD ($)
FidelitySAIUSMomentumIndexFund-PRO | Fidelity SAI U.S. Momentum Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none